Property, Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, premises and equipment
	Office buildings	Aircraft	Office furniture	Computers	Equipment	Leasehold improvements	Vehicles	Work in progress	Right of use assets	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Cost
At 1 January 2020	2,679	11,290	1,652	1,646	291	1,411	1,011	9	1,925	21,914
Additions	22	—	26	210	2	8	—	76	2,012	2,356
Transfers	—	—	—	9	—	—	—	(9)	—	—
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	(20)	—	—	—	—	—	—	—	98	78
At 31 December 2020	2,681	11,290	1,678	1,862	293	1,419	1,011	76	4,035	24,345

Depreciation
At 1 January 2020	894	2,709	1,383	1,436	282	1,250	814	—	411	9,179
Deprecation for the year	29	906	57	172	2	68	57	—	584	1,875
Disposals	—	—	—	(3)	—	—	—	—	—	(3)
Adjustments	—	—	—	—	—	—	—	—	126	126
At 31 December 2020	923	3,615	1,440	1,605	284	1,318	871	—	1,121	11,177
Net carrying amount
At 31 December 2020	1,758	7,675	238	257	9	101	140	76	2,914	13,168

Cost
At 1 January 2019	2,675	11,290	1,633	1,554	281	1,320	965	—	—	19,718
Impact of the IFRS 16 adoption	—	—	—	—	—	—	—	—	1,716	1,716
Adjusted balance	2,675	11,290	1,633	1,554	281	1,320	965	—	1,716	21,434
Additions	4	—	19	123	10	163	115	9	1,002	1,445
Disposals	—	—	—	(31)	—	(72)	(69)	—	(793)	(965)
At 31 December 2019	2,679	11,290	1,652	1,646	291	1,411	1,011	9	1,925	21,914

Depreciation
At 1 January 2019	757	1,806	1,326	1,298	278	1,220	816	—	—	7,501
Deprecation for the year	137	903	57	169	4	53	68	—	516	1,907
Disposals	—	—	—	(31)	—	(23)	(70)	—	(105)	(229)
At 31 December 2019	894	2,709	1,383	1,436	282	1,250	814	—	411	9,179
Net carrying amount
At 31 December 2019	1,785	8,581	269	210	9	161	197	9	1,514	12,735

Schedule of depreciation and amortization
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Property, premises and equipment depreciation charge for the year	1,875	1,907	1,288
Intangible assets amortization charge for the year (note 14)	737	49	72
Aircraft depreciation allocated to listing transaction deferred cost	—	(73)	—
Aircraft depreciation allocated to other expenses (note 24)	(632)	(595)	(491)
Total depreciation and amortization allocated to G&A (note 22)	1,980	1,288	869